SCHEDULE OF OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Tax payables		¥ 75,308	¥ 72,991
Deferred revenue		52,393	26,728
Accrued service fee for professional and office support		48,323	54,224
Accrued service fee for transaction support		26,626	26,940
Deposits		24,510	30,155
Accrued salaries and benefits		24,304	16,991
Consideration payable to WeBank, current (Note 9)		21,314	29,302
Accrued advertising expenses		10,913	23,708
Interest payable		3,028	1,204
Others		4,619	24,148
Other payables and accruals	$ 41,661	¥ 291,338	¥ 306,391